Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Movements in Fair Value Measurements within Level 1 (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure in tabular form of movement in fair value of investments routed through other comprehensive income [line items]
Beginning balance		RM 44,114,803
Ending balance	$ 9,500,080	41,824,104	RM 44,114,803
Unlisted equity investments at fair value through other comprehensive income [member] | Level 1 of fair value hierarchy [member]
Disclosure in tabular form of movement in fair value of investments routed through other comprehensive income [line items]
Beginning balance	7,773,282	34,221,879
Addition			6,398,987
Total unrealized gain recognized in other comprehensive income/(loss)	(4,861,358)	(21,402,132)	27,822,892
Ending balance	$ 2,911,924	RM 12,819,747	RM 34,221,879